Significant Contingent Liabilities and Unrecognized Commitments - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure of contingent liabilities [line items]
Unused letters of credit		$ 134,000		$ 579,000		$ 4,376
Committed to purchase property, plant and equipment		56,943,589		59,675,567		1,859,686
Prepayment of property, plant and equipment		9,016,441	$ 294,462	3,689,863
Letter of credits		645,255		622,539		21,073
Approved contribution in consideration of corporate social responsibility for environmental protection		100,000				3,266
Amount contributed related party transactions		125,000	4,082	120,000	$ 110,000
ASE Environmental Protection And Sustainability Foundation [Member]
Disclosure of contingent liabilities [line items]
Amount contributed related party transactions		100,000	$ 3,266	$ 100,000	$ 100,000
Taiwan [member]
Disclosure of contingent liabilities [line items]
Contractual period for environmental protection	30 years
Contribution to be made for environmental protection		$ 3,000,000				$ 97,975